N-2	Feb. 28, 2024
Cover [Abstract]
Entity Central Index Key	0001845815
Amendment Flag	false
Securities Act File Number	001-40547
Document Type	8-K
Entity Registrant Name	Payoneer Global Inc.
Entity Address, Address Line One	150 W 30th St
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	600-9272
Entity Emerging Growth Company	false